Accrued Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Accrued Liabilities [Abstract]
Interest expense and related debt fees	$ 113,267	$ 97,785	$ 65,153
Liquefaction Project costs	177,556	15,753	79,422
Total accrued liabilities	$ 290,823	$ 113,538	$ 144,575